Lease Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lease Commitments (Textual)
Lease agreement expiring date	Oct. 31, 2013
Rent expense	$ 41,000	$ 3,000
Obligation under the lease	$ 19,800